UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10525

        Nuveen North Carolina Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)
	August 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 16.3% (10.3% of Total Investments)
	Appalachian State University, North Carolina, Housing and Student Center System Revenue
	Refunding Bonds, Series 2001:
$ 600	5.125%, 7/15/24 – MBIA Insured	1/11 at 101.00	Aaa	$615,828
200	5.125%, 7/15/27 – MBIA Insured	1/11 at 101.00	Aaa	204,796
	Appalachian State University, North Carolina, Housing and Student Center System Revenue
	Refunding Bonds, Series 2002:
1,040	5.000%, 7/15/14 – MBIA Insured	7/12 at 100.00	Aaa	1,095,224
1,000	5.000%, 7/15/15 – MBIA Insured	7/12 at 100.00	Aaa	1,044,010
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A:
715	5.125%, 10/01/26	10/11 at 100.00	AA+	734,398
380	5.125%, 10/01/41	10/11 at 100.00	AA+	384,009
1,000	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/22 –	4/15 at 100.00	AAA	1,036,990
	AMBAC Insured
635	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	AAA	675,532
	4/01/19 – AMBAC Insured
	University of North Carolina Wilmington, Certificates of Participation, Student Housing
	Project Revenue Bonds, Series 2006:
500	5.000%, 6/01/21 – FGIC Insured	6/16 at 100.00	AAA	518,435
250	5.000%, 6/01/37 – FGIC Insured	6/16 at 100.00	AAA	253,610
1,500	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B,	No Opt. Call	AA+	1,578,675
	5.000%, 12/01/11
250	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project,	3/15 at 100.00	AAA	259,413
	Series 2005, 5.000%, 3/01/21 – AMBAC Insured
400	University of North Carolina, Greensboro, General Revenue Refunding Bonds, Series 2002B,	4/11 at 101.00	AAA	424,512
	5.375%, 4/01/17 – FSA Insured

8,470	Total Education and Civic Organizations			8,825,432

	Health Care – 26.5% (16.7% of Total Investments)
945	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	BBB	897,561
	2007, 5.250%, 10/01/38
2,130	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA–	2,134,430
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	AA–	2,032,200
	Obligated Group, Series 2003A, 5.000%, 11/01/20
1,005	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional	1/12 at 100.00	A	1,044,135
	Medical Center, Series 2002A, 5.250%, 1/01/13
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical
	Center, Series 2002:
1,000	5.500%, 6/01/15	6/12 at 101.00	A	1,053,740
2,000	5.250%, 6/01/22	6/12 at 101.00	A	2,034,060
925	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	911,079
	2007, 5.000%, 11/01/27
2,000	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	AAA	2,016,360
	2005, 5.000%, 1/01/33 – FGIC Insured
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System,
	Series 2004A:
595	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AAA	620,787
500	5.250%, 7/01/22 – AMBAC Insured	7/14 at 100.00	AAA	518,690
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA	504,310
	5.000%, 11/01/24
185	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	172,411
	5.000%, 1/01/36
430	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow	10/16 at 100.00	AAA	434,833
	Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – MBIA Insured

14,215	Total Health Care			14,374,596

	Housing/Single Family – 6.2% (3.9% of Total Investments)
375	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AAA	376,583
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 13A:
830	4.700%, 7/01/12 (Alternative Minimum Tax)	7/11 at 100.00	AA	842,832
835	4.850%, 7/01/13 (Alternative Minimum Tax)	7/11 at 100.00	AA	848,277
850	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	800,190
	7/01/33 (Alternative Minimum Tax)
510	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	482,843
	7/01/37 (Alternative Minimum Tax)

3,400	Total Housing/Single Family			3,350,725

	Long-Term Care – 1.9% (1.2% of Total Investments)
600	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	569,016
	Homes, Series 2006B, 5.200%, 10/01/21
250	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	243,855
	Homes, Series 2006, 5.400%, 10/01/27
250	North Carolina Medical Care Commission, Revenue Bonds, United Church Homes and Services,	9/15 at 100.00	N/R	236,208
	Series 2005A, 5.250%, 9/01/21

1,100	Total Long-Term Care			1,049,079

	Materials – 3.7% (2.4% of Total Investments)
865	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	876,902
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)
1,100	Northampton County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/11 at 101.00	BBB	1,138,214
	Environmental Improvement Revenue Bonds, International Paper Company, Series 2001A,
	6.200%, 2/01/25 (Alternative Minimum Tax)

1,965	Total Materials			2,015,116

	Tax Obligation/General – 5.3% (3.3% of Total Investments)
250	Durham County, North Carolina, General Obligation Bonds, Series 2000, 5.600%, 5/01/15	5/10 at 102.00	AAA	266,193
1,475	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/22	4/17 at 100.00	AAA	1,557,128
1,000	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	1,036,690

2,725	Total Tax Obligation/General			2,860,011

	Tax Obligation/Limited – 33.6% (21.2% of Total Investments)
30	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/16	2/13 at 100.00	AA–	31,694
1,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,780,030
	Series 2003G, 5.000%, 6/01/28
1,850	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.250%, 6/01/18	6/12 at 101.00	AAA	1,965,755
800	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 –	6/17 at 100.00	AAA	818,856
	MBIA Insured
	Hartnett County, North Carolina, Certificates of Participation, Series 2002:
1,000	5.250%, 12/01/15 – FSA Insured	12/12 at 101.00	AAA	1,065,500
2,025	5.375%, 12/01/16 – FSA Insured	12/12 at 101.00	AAA	2,188,883
715	Lee County, North Carolina, Certificates of Participation, Public Schools and Community	4/14 at 100.00	AAA	749,592
	College, Series 2004, 5.250%, 4/01/20 – FSA Insured
1,380	Pasquotank County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/25 –	6/14 at 100.00	AAA	1,408,814
	MBIA Insured
2,070	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series	4/14 at 100.00	AAA	2,104,155
	2004B, 5.000%, 4/01/29 – AMBAC Insured
1,270	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	AAA	1,415,009
	5.500%, 7/01/16 – AMBAC Insured
	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project, Series 2004B:
805	5.000%, 6/01/20	6/14 at 100.00	AA+	830,752
1,310	5.000%, 6/01/21	6/14 at 100.00	AA+	1,347,296
1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 –	6/14 at 102.00	AAA	1,040,540
	FSA Insured
1,150	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 (UB)	6/17 at 100.00	AAA	1,171,701
325	Wilson, North Carolina, Certificates of Particiation, Public Facilities, Series 2007A, 5.000%,	5/17 at 100.00	AAA	332,358
	5/01/29 – AGC Insured

17,480	Total Tax Obligation/Limited			18,250,935

	Transportation – 16.2% (10.2% of Total Investments)
2,035	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.000%, 7/01/34 – MBIA Insured	7/14 at 100.00	AAA	2,063,673
590	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	611,824
	7/01/20 – XLCA Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,000	5.250%, 11/01/15 – FGIC Insured	5/11 at 101.00	Aaa	1,052,120
2,320	5.250%, 11/01/16 – FGIC Insured	5/11 at 101.00	Aaa	2,438,506
2,230	5.250%, 11/01/17 – FGIC Insured	5/11 at 101.00	Aaa	2,350,152
270	University of North Carolina, Charlotte, Parking System Revenue Bonds, Series 2002, 5.000%,	1/12 at 101.00	Aaa	279,871
	1/01/20 – MBIA Insured

8,445	Total Transportation			8,796,146

	U.S. Guaranteed – 13.7% (8.7% of Total Investments) (4)
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA– (4)	213,374
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/11 at 100.00	Aaa	527,630
	2001A, 5.125%, 10/01/26 (Pre-refunded 10/01/11)
370	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	394,942
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,000	5.000%, 3/01/21 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,068,240
1,750	5.000%, 3/01/22 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,869,420
3,200	Wake County, North Carolina, General Obligation School Bonds, Series 2000, 5.400%, 2/01/13	2/10 at 101.50	AAA	3,372,669
	(Pre-refunded 2/01/10)

7,020	Total U.S. Guaranteed			7,446,275

	Utilities – 14.0% (8.9% of Total Investments)
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	AAA	529,170
	5.250%, 1/01/20 – AMBAC Insured
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/08 at 100.00	AAA	2,503,125
	1993B, 5.500%, 1/01/17 – FGIC Insured
1,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B,	1/10 at 101.00	A3	1,589,940
	6.500%, 1/01/20
250	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 –	7/15 at 100.00	AAA	259,918
	FGIC Insured
2,600	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A2	2,714,660
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

7,350	Total Utilities			7,596,813

	Water and Sewer – 20.9% (13.2% of Total Investments)
2,520	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A,	No Opt. Call	AAA	2,715,577
	5.250%, 7/01/13
1,000	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/23 –	6/13 at 100.00	AAA	1,027,050
	MBIA Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
3,095	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	3,186,767
975	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	1,000,457
40	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals	3/16 at 100.00	AAA	43,559
	Series II-R-645-1, 6.386%, 3/01/31 (IF)
1,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/25 –	6/15 at 100.00	AAA	1,033,990
	FSA Insured
2,275	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	2,341,202
	5.000%, 6/01/37 (UB)

10,905	Total Water and Sewer			11,348,602

$ 83,075	Total Investments (cost $84,983,362) – 158.3%			85,913,730

	Floating Rate Obligations – (9.2)%			(4,995,000)

	Other Assets Less Liabilities – 2.5%			1,364,141

	Preferred Shares, at Liquidation Value – (51.6)%			(28,000,000)

	Net Assets Applicable to Common Shares – 100%			$54,282,871

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provision of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At August 31, 2007, the cost of investments was $79,983,302.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,572,769
Depreciation	(637,241)

Net unrealized appreciation (depreciation) of investments	$ 935,528

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 30, 2007

* Print the name and title of each signing officer under his or her signature.